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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460


                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer California Tax Free Income Fund
        Schedule of Investments  3/31/05 (unaudited)

Shares                                                     Value
        Municipal BONDS - 96.1 %
        Government - 9.7 %
4,500,00California State, 4.75%, 4/1/29                 $ 4,474,485
2,500,00Golden State Tobacco Securitization, 6.75%, 6/1/3 2,635,875
1,000,00Mount San Antonia ComMunicipalty College District 1,034,220
                                                        $ 8,144,580
        Municipal  Development - 3.5 %
3,000,00San Jose California Redevelopment Agency Tax All$ 2,961,450
        Municipal  Facilities - 7.6 %
2,100,00Fresno Joint Powers Financing Authority Lease Re$ 2,103,885
1,200,00Los Angeles Convention & Exhibit Center Authority 1,251,972
3,000,00Los Angeles County CA Certificates of Participati 3,014,100
                                                        $ 6,369,957
        Municipal  General - 1.2 %
1,000,00Sacramento City Financing Authority, 5.0%, 12/1/$ 1,023,900
        Municipal  Higher Education - 9.1 %
2,000,00California State University Fresno Association, $ 2,264,540
2,000,00California State University Fresno Association, I 2,264,540
3,000,00University of California Revenues, 5.0%, 5/15/36  3,077,550
                                                        $ 7,606,630
        Municipal  Medical - 21.9 %
4,500,00California Health Facilities Financing Authority$ 4,864,365
2,000,00California Health Facilities Financing Authority, 1,988,000
4,000,00Central California Joint Powers Health Financing  4,129,560
5,000,00Duarte CA Certificates of Participation, 5.25%, 4 4,788,200
2,500,00San Bernardino County CA Certificates of Particip 2,526,675
                                                        $18,296,800
        Municipal  Power - 7.9 %
2,990,00California State Department of Water Resources P$ 3,175,829
1,335,00Southern California Public Power Project, 5.5%, 7 1,338,164
2,000,00Southern California Public Power Project, 5.0%, 7 2,058,420
                                                        $ 6,572,413
        Municipal  School District - 7.7 %
1,180,00Pomona Unified School District, 6.55%, 8/1/29   $ 1,520,890
2,315,00Orange County Sanitation District Certificates of 2,379,959
2,500,00Sacramento City Unified School District, 4.75%, 7 2,506,525
                                                        $ 6,407,374
        Municipal Tobacco - 2.1 %
1,500,00Golden State Tobacco Securitization, 7.9%, 6/1/4$ 1,713,960
        Municipal Transportation - 10.1 %
4,000,00Alameda Corridor Transportation Authority, 4.75%$ 4,013,320
5,000,00San Joaquin Hills Transportation Corridor Agency, 4,438,450
                                                        $ 8,451,770
        Municipal Utilities - 2.5 %
2,000,00Los Angeles California Wastewater System Revenue$ 2,059,320
        Municipal Water - 12.8 %
2,645,00Capistrano Beach California Water District, 4.75$ 2,644,841
1,475,00Capistrano Beach California Water District, 4.75% 1,474,912
1,200,00Los Angeles Department of Water & Power Waterwork 1,098,564
3,585,00Metropolitan Water District of Southern Californi 3,636,911
1,750,00West Kern County Water District Certificates of P 1,811,985
        TOTAL Municipal BONDS                           $10,667,213
        (Cost   $73,816,602)
                                                        $80,275,367
        TOTAL INVESTMENTS IN SECURITIES - 98.5%
        (Cost $73,816,602) (a)                          $80,275,367
        OTHER ASSETS AND LIABILITIES - 1.5%
                                                        $ 3,279,284
        TOTAL NET ASSETS - 100.0%
                                                        $83,554,651

        At March 31, 2005, the net unrealized gain on investments based on
(a)     cost for federal income tax purposes of $73,128,894 was as follows:

        Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost
                                                        $7,314,632
        Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
                                                           (18,726)
        Net unrealized gain
                                                        $7,295,906



       Pioneer Papp America Pacific Rim Fund
       Schedule of Investments  3/31/05 (unaudited)

Shares                                                              Value
       COMMON STOCKS - 98.3 %
       Energy - 2.3 %
       Integrated Oil & Gas - 2.3 %
8,400  ChevronTexaco Corp.                                       $  489,804
       Total Energy                                              $  489,804
       Capital Goods - 14.1 %
       Electrical Component & Equipment - 14.1 %
15,000 Emerson Electric Co.                                      $  973,950
29,500 General Electric Co.                                       1,063,770
40,000 Molex, Inc.                                                  944,000
                                                                 $2,981,720
       Total Capital Goods                                       $2,981,720
       Transportation - 3.8 %
       Air Freight & Couriers - 3.8 %
15,000 Expeditors International of Washington, Inc.              $  803,250
       Total Transportation                                      $  803,250
       Media - 4.7 %
       Advertising - 4.7 %
17,500 WPP Group Plc (A.D.R.)                                    $  992,775
       Total Media                                               $  992,775
       Retailing - 1.9 %
       Specialty Stores - 1.9 %
11,500 Tiffany & Co.                                             $  396,980
       Total Retailing                                           $  396,980
       Food & Drug Retailing - 5.0 %
       Food Retail - 5.0 %
16,000 Wm. Wrigley Jr. Co.                                       $1,049,120
       Total Food & Drug Retailing                               $1,049,120
       Household & Personal Products - 8.7 %
       Household Products - 8.7 %
18,000 Colgate-Palmolive Co.                                     $  939,060
20,000 Estee Lauder Co.                                             899,600
                                                                 $1,838,660
       Total Household & Personal Products                       $1,838,660
       Health Care Equipment & Services - 17.7 %
       Health Care Distributors - 4.5 %
14,000 Johnson & Johnson                                         $  940,240
       Health Care Equipment - 9.3 %
19,500 Medtronic, Inc.                                           $  993,525
22,000 Stryker Corp.                                                981,420
                                                                 $1,974,945
       Health Care Services - 3.9 %
34,000 IMS Health, Inc.                                          $  829,260
       Total Health Care Equipment & Services                    $3,744,445
       Pharmaceuticals & Biotechnology - 3.4 %
       Pharmaceuticals - 3.4 %
27,500 Pfizer, Inc.                                              $  722,425
       Total Pharmaceuticals & Biotechnology                     $  722,425
       Diversified Financials - 9.1 %
       Asset Management & Custody Banks - 9.1 %
22,000 State Street Corp.                                        $  961,840
16,000 T. Rowe Price Associates, Inc.                               950,080
                                                                 $1,911,920
       Total Diversified Financials                              $1,911,920
       Insurance - 2.8 %
       Multi-Line Insurance - 2.8 %
10,500 American International Group, Inc.                        $  581,805
       Total Insurance                                           $  581,805
       Software & Services - 4.0 %
       Application Software - 4.0 %
35,000 Microsoft Corp.                                           $  845,950
       Total Software & Services                                 $  845,950
       Technology Hardware & Equipment - 10.0 %
       Communications Equipment - 2.6 %
31,000 Cisco Systems, Inc. *                                     $  554,590
       Computer Hardware - 3.3 %
7,500  IBM Corp.                                                 $  685,350
       Computer Storage & Peripherals - 1.5 %
25,500 EMC Corp. *                                               $  314,160
       Electronic Manufacture Services - 2.6 %
20,500 National Instruments Corp.                                $  554,525
       Total Technology Hardware & Equipment                     $2,108,625
       Semiconductors - 10.9 %
       Semiconductor Equip - 1.8 %
23,400 Applied Materials, Inc. *                                 $  380,250
       Semiconductors - 9.1 %
34,500 Intel Corp.                                               $  801,435
15,000 Linear Technology Corp.                                      574,650
21,000 Microchip Technology                                         546,210
                                                                 $1,922,295
       Total Semiconductors                                      $2,302,545
       TOTAL COMMON STOCKS
       (Cost   $17,813,504)                                      $20,770,024

       TOTAL INVESTMENTS IN SECURITIES - 98.3%                   $20,770,024
       (Cost $17,813,504) (a)
       OTHER ASSETS AND LIABILITIES - 1.7%                       $  352,293

       TOTAL NET ASSETS - 100.0%                                 $21,122,317

(A.D.R.American Depositary Receipt
*      Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $17,813,504 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                 $3,752,712

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                  (796,192)

       Net unrealized gain                                       $2,956,520


       The accompanying notes are an integral part of these financial statements.

Pioneer Growth Opportunities Fund
         Schedule of Investments  03/31/05 (unaudited)

 Shares                                                             Value
         COMMON STOCK - 96.1 %
         Energy - 7.0 %
         Oil & Gas Drilling - 2.0 %
 372,200 Pride International, Inc. *                             $9,245,448

         Oil & Gas Equipment & Services - 1.2 %
 166,500 FMC Technologies, Inc. *                                $5,524,470

         Oil & Gas Exploration & Production - 3.8 %
 193,200 Forest Oil Corp. *                                      $7,824,600
 132,900 Newfield Exploration Co. *                               9,869,154
                                                                 $17,693,754
         Total Energy                                            $32,463,672

         Materials - 4.7 %
         Commodity Chemicals - 0.5 %
 116,500 Spartech Corp.                                          $2,312,525

         Construction Materials - 2.0 %
 160,000 Florida Rock Industries, Inc.                           $9,411,200

         Diversified Chemical - 0.5 %
 102,300 Olin Corp.                                              $2,281,290

         Specialty Chemicals - 0.6 %
 530,000 Omnova Solutions, Inc. *                                $2,846,100

         Steel - 1.1 %
 174,500 Ryerson Tull, Inc. *                                    $2,210,915
  53,900 Texas Industries, Inc. *                                 2,897,125
                                                                 $5,108,040
         Total Materials                                         $21,959,155

         Capital Goods - 5.2 %
         Aerospace & Defense - 1.9 %
 119,700 Alliant Techsystems, Inc. *                             $8,552,565

         Industrial Conglomerates - 2.2 %
 259,400 Pentair, Inc.                                           $10,116,600

         Industrial Machinery - 1.1 %
 289,400 AGCO Corp. *                                            $5,281,550
         Total Capital Goods                                     $23,950,715

         Commercial Services & Supplies - 4.6 %
         Commercial Printing - 0.6 %
  97,650 R.R. Donnelly & Sons Co.                                $3,087,693

         Diversified Commercial Services - 2.3 %
 151,900 Concorde Career Colleges, Inc. *                        $2,582,300
 408,674 NCO Group, Inc. *                                        7,989,577
                                                                 $10,571,877
         Employment Services - 1.7 %
 281,800 Monster Worldwide, Inc. *                               $7,904,490
         Total Commercial Services & Supplies                    $21,564,060

         Transportation - 2.5 %
         Trucking - 2.5 %
 375,525 Old Dominion Freight Line, Inc. *                       $11,697,604
         Total Transportation                                    $11,697,604

         Consumer Durables & Apparel - 7.1 %
         Apparel, Accessories & Luxury Goods - 0.1 %
 326,300 Harold's Stores, Inc. *                                 $  365,456

         Footwear - 2.0 %
 135,600 The Timberland Co. *                                    $9,618,108

         Homebuilding - 5.0 %
 464,032 Champion Enterprises, Inc. *                            $4,361,901
 125,800 Meritage Corp. *                                         7,412,136
 157,800 Standard-Pacific Corp.                                   11,391,582
                                                                 $23,165,619
         Total Consumer Durables & Apparel                       $33,149,183

         Hotels, Restaurants & Leisure - 5.6 %
         Casinos & Gaming - 4.9 %
 480,200 Scientific Games Corp. *                                $10,972,570
 172,100 Station Casinos, Inc.                                    11,625,355
                                                                 $22,597,925
         Restaurants - 0.7 %
 108,300 Rare Hospitality International, Inc. *                  $3,344,304
         Total Hotels, Restaurants & Leisure                     $25,942,229

         Retailing - 3.9 %
         Apparel Retail - 1.4 %
 222,000 Skechers U.S.A. *                                       $3,436,560
  85,000 Stage Stores, Inc. *                                     3,263,150
                                                                 $6,699,710
         Home Improvement Retail - 1.4 %
  94,100 The Scott's Miracle-Gro Co. *                           $6,608,643

         Specialty Stores - 1.1 %
 228,000 West Marine, Inc. *                                     $4,847,280
         Total Retailing                                         $18,155,633

         Food & Drug Retailing - 0.7 %
         Food Retail - 0.7 %
 174,300 Casey's General Stores, Inc.                            $3,132,171
         Total Food & Drug Retailing                             $3,132,171

         Food, Beverage & Tobacco - 0.9 %
         Soft Drinks - 0.9 %
  78,100 Coca-Cola Bottling Co.                                  $4,085,411
         Total Food Beverage & Tobacco                           $4,085,411

         Household & Personal Products - 2.6 %
         Household Products - 1.7 %
 346,100 Nu Skin Enterprises, Inc.                               $7,790,711

         Personal Products - 0.9 %
 162,600 NBTY, Inc. *                                            $4,079,634
         Total Household & Personal Products                     $11,870,345

         Health Care Equipment & Services - 9.0 %
         Health Care Distributors - 0.0 %
  15,400 American Medical Alert Corp. *                          $  106,260

         Health Care Equipment - 3.8 %
 429,200 Conceptus, Inc. *                                       $3,347,760
 452,300 PolyMedica Corp.                                         14,365,048
                                                                 $17,712,808
         Health Care Services - 5.2 %
 417,600 American Healthways, Inc. *                             $13,789,152
 328,833 Matria Healthcare, Inc. *                                10,098,461
                                                                 $23,887,613
         Total Health Care Equipment & Services                  $41,706,681

         Pharmaceuticals & Biotechnology - 4.3 %
         Biotechnology - 4.3 %
 268,300 Connetics Corp. *                                       $6,785,307
 536,773 Serologicals Corp. *                                     13,118,732
                                                                 $19,904,039
         Total Pharmaceuticals & Biotechnology                   $19,904,039

         Banks - 8.9 %
         Diversified Banks - 1.5 %
 323,603 Doral Financial Corp.                                   $7,083,670

         Regional Banks - 5.6 %
  21,400 City National Corp.                                     $1,494,148
 339,018 Fulton Financial Corp.                                   7,387,202
 134,500 Irwin Financial Corp.                                    3,096,190
 159,200 United Bankshares, Inc.                                  5,275,888
 166,200 Westamerica Bancorp                                      8,604,174
                                                                 $25,857,602
         Thrifts & Mortgage Finance - 1.8 %
 839,861 W Holding Company, Inc.                                 $8,457,400
         Total Banks                                             $41,398,672

         Diversified Financials - 6.8 %
         Other Diversified Finance Services - 6.8 %
 132,600 Affiliated Managers Group,Inc. *                        $8,225,178
  37,600 iShares Russell 2000 (ETF)                               4,592,840
  25,100 iShares Russell 2000 Value (ETF)                         4,624,675
  99,200 iShares Russell 2000 Growth (ETF)                        6,209,920
  73,600 iShares S&P Small Cap (ETF)                              7,753,760
                                                                 $31,406,373
         Total Diversified Financials                            $31,406,373

         Insurance - 4.4 %
         Life & Health Insurance - 2.8 %
 153,500 Stancorp Financial Group, Inc.                          $13,013,730

         Reinsurance - 1.6 %
 337,200 Scottish RE Group, Ltd.                                 $7,593,744
         Total Insurance                                         $20,607,474

         Real Estate - 2.7 %
         REITS - 2.7 %
 149,800 Alexandria Real Estate Equities, Inc.                   $9,644,124
  61,800 New Century Financial Corp.                              2,893,476
                                                                 $12,537,600
         Total Real Estate                                       $12,537,600

         Software & Services - 6.6 %
         Application Software - 0.8 %
 212,700 eResearch Technology, Inc. *                            $2,505,606
 263,500 Parametric Technology Co. *                              1,472,965
                                                                 $3,978,571
         Home Entertainment Software - 1.4 %
 177,400 THQ, Inc. *                                             $4,992,036
 175,300 Plato Learning, Inc. *                                   1,367,340
                                                                 $6,359,376
         Internet Software & Services - 2.9 %
 247,800 Websense, Inc. *                                        $13,331,640

         Systems Software - 1.5 %
 992,508 Ciber, Inc. *                                           $7,215,533
         Total Software & Services                               $30,885,120

         Technology Hardware & Equipment - 7.3 %
         Communications Equipment - 0.8 %
 528,900 Arris Group, Inc. *                                     $3,654,699

         Computer Storage & Peripherals - 2.7 %
 333,956 Micros Systems, Inc. *                                  $12,259,525

         Technology Distributors - 3.8 %
 221,900 DRS Technologies, Inc. *                                $9,430,750
 342,500 Tektronix, Inc.                                          8,401,525
                                                                 $17,832,275
         Total Technology Hardware & Equipment                   $33,746,499

         Semiconductors - 1.3 %
         Semiconductor Equipment - 0.7 %
 328,100 Entegris, Inc. *                                        $3,244,909

         Semiconductors - 0.6 %
 103,800 DSP Group, Inc. *                                       $2,673,888
         Total Semiconductors                                    $5,918,797

         TOTAL COMMON STOCK                                      $446,081,433
         (Cost   $286,041,217)

         RIGHTS/WARRANTS - 0.2 %
         Miscellaneous - 0.0 %
         Miscellaneous
 156,000 Lifepoint Warrants Expiration 7/21/07 *                 $        0
         Miscellaneous                                           $        0

         Commercial Services & Supplies - 0.0 %
         Diversified Commercial Services - 0.0 %
  74,330 NCO Group Warrants Expiration 9/28/06 *                 $        0
         Total Commercial Services & Supplies                    $        0

         Health Care Equipment & Services - 0.0 %
         Health Care Equipment - 0.0 %
  92,625 Endo Warrants Expiration 11/23/05 *                     $        0

         Health Care Facilities - 0.0 %
 260,000 Lifepoint Warrants Expiration 4/1/07 *                  $        0

         Health Care Supplies - 0.0%
 172,200 SpectRx Inc Warrants Expiration 6/4/06 *                $        0
         Total Health Care Equipment & Services                  $        0

         Pharmaceuticals & Biotechnology - 0.2 %
         Biotechnology - 0.0 %
 450,000 Photomedex Warrants Expiration 6/13/07 *                $  355,500

         Pharmaceuticals - 0.2 %
 217,500 Nastech Warrants Expiration 3/22/06 *                   $  770,494
         Total Pharmaceuticals & Biotechnology                   $1,125,994
         TOTAL RIGHTS/WARRANTS                                   $1,125,994
         (Cost   $43,215)

         TEMPORARY CASH INVESTMENT - 2.5 %
         Repurchase Agreement - 2.5 %
11,700,00UBS Warburg, Inc., 2.40%, dated 3/31/05, with repurchase$11,700,000
         $11,700,000 plus accrued interest on 4/1/05, collateralized by
$11,700,000
         U.S. Treasury Bill, 2.75%, 6/30/06
         Total Repurchase Agreement                              $11,700,000
         TOTAL TEMPORARY CASH INVESTMENT                         $11,700,000
         (Cost   $11,700,000)
         TOTAL INVESTMENT IN SECURITIES - 98.8%                  $458,907,427
         (Cost   $297,784,432) (a)
         OTHER ASSETS AND LIABILITIES - 1.2%                      5,547,585

         TOTAL NET ASSETS - 100.0%                               $464,455,012


        *Non-income producing security
        (Exchange Traded Fund

        (At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $297,784,432 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost               $224,709,017

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                (63,586,022)

         Net unrealized gain                                     $161,122,995



       Pioneer Papp Strategic Growth Fund
       Schedule of Investments  3/31/05 (unaudited)

Shares                                                         Value
       COMMON STOCKS - 98.5 %
       Energy - 0.9 %
       Integrated Oil & Gas - 0.9 %
5,400  ChevronTexaco Corp.                                  $  314,874
       Total Energy                                         $  314,874
       Capital Goods - 11.7 %
       Electrical Component & Equipment - 11.7 %
18,000 American Power Conversion Corp.                      $  469,980
67,000 General Electric Co.                                  2,416,020
44,250 Molex, Inc.                                           1,044,300
                                                            $3,930,300
       Total Capital Goods                                  $3,930,300
       Transportation - 8.8 %
       Air Freight & Couriers - 8.8 %
55,000 Expeditors International of Washington, Inc.         $2,945,250
       Total Transportation                                 $2,945,250
       Media - 7.4 %
       Advertising - 7.4 %
28,000 Omnicom Group                                        $2,478,560
       Total Media                                          $2,478,560
       Food & Drug Retailing - 2.8 %
       Hypermarkets & Supercenters - 2.8 %
19,000 Wal-Mart Stores, Inc.                                $  952,090
       Total Food & Drug Retailing                          $  952,090
       Household & Personal Products - 3.9 %
       Household Products - 0.3 %
2,000  Colgate-Palmolive Co.                                $  104,340
       Personal Products - 3.6 %
25,000 Alberto-Culver Co. (Class B)                         $1,196,500
       Total Household & Personal Products                  $1,300,840
       Health Care Equipment & Services - 18.3 %
       Health Care Distributors - 8.6 %
43,000 Johnson & Johnson                                    $2,887,880
       Health Care Equipment - 9.7 %
36,000 Medtronic, Inc.                                      $1,834,200
35,500 Techne Corp. *                                        1,426,390
                                                            $3,260,590
       Total Health Care Equipment & Services               $6,148,470
       Pharmaceuticals & Biotechnology - 4.4 %
       Pharmaceuticals - 4.4 %
28,200 Eli Lilly & Co.                                      $1,469,220
       Total Pharmaceuticals & Biotechnology                $1,469,220
       Diversified Financials - 8.6 %
       Asset Management & Custody Banks - 8.6 %
66,000 State Street Corp.                                   $2,885,520
       Total Diversified Financials                         $2,885,520
       Insurance - 3.0 %
       Multi-Line Insurance - 3.0 %
18,000 American International Group, Inc.                   $  997,380
       Total Insurance                                      $  997,380
       Software & Services - 8.6 %
       Application Software - 8.6 %
119,000Microsoft Corp.                                      $2,876,230
       Total Software & Services                            $2,876,230
       Technology Hardware & Equipment - 3.1 %
       Computer Hardware - 2.6 %
9,500  IBM Corp.                                            $  868,110
       Computer Storage & Peripherals - 0.5 %
14,000 EMC Corp. *                                          $  172,480
       Total Technology Hardware & Equipment                $1,040,590
       Semiconductors - 16.9 %
       Semiconductor Equipment - 3.5 %
72,000 Applied Materials, Inc. *                            $1,170,000
       Semiconductors - 13.4 %
128,000Intel Corp.                                          $2,973,440
40,000 Linear Technology Corp.                               1,532,400
                                                            $4,505,840
       Total Semiconductors                                 $5,675,840
       TOTAL COMMON STOCKS
       (Cost   $21,019,845)                                 $33,015,164

       TOTAL INVESTMENTS IN SECURITIES - 98.5%              $33,015,164
       (Cost $21,019,845) (a)
       OTHER ASSETS AND LIABILITIES - 1.5%                  $  513,609

       TOTAL NET ASSETS - 100.0%                            $33,528,773

     * Non-Income producing security

   (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $21,019,845 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost            $12,101,357

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value             (106,038)

       Net unrealized gain                                  $11,995,319


       The accompanying notes are an integral part of these financial statements.


               Pioneer Papp Stock Fund
        Schedule of Investments  3/31/05 (unaudited)

Shares                                                               Value
        COMMON STOCKS - 99.0 %
        Capital Goods - 9.5 %
        Electrical Component & Equipment - 9.5 %
72,000  General Electric Co.                                      $2,596,320
33,000  Molex, Inc.                                                  778,800
                                                                  $3,375,120
        Total Capital Goods                                       $3,375,120
        Transportation - 1.5 %
        Trucking - 1.5 %
7,500   United Parcel Service                                     $  545,550
        Total Transportation                                      $  545,550
        Media - 5.1 %
        Advertising - 5.1 %
20,500  Omnicom Group                                             $1,814,660
        Total Media                                               $1,814,660
        Retailing - 2.3 %
        General Merchandise Stores - 2.3 %
16,200  Target Corp.                                              $  810,324
        Total Retailing                                           $  810,324
        Food & Drug Retailing - 13.1 %
        Drug Retail - 7.6 %
61,000  Walgreen Co.                                              $2,709,620
        Food Distributors - 1.3 %
12,500  Sysco Corp.                                               $  447,500
        Hypermarkets & Supercenters - 4.2 %
30,000  Wal-Mart Stores, Inc.                                     $1,503,300
        Total Food & Drug Retailing                               $4,660,420
        Household & Personal Products - 7.1 %
        Household Products - 7.1 %
40,000  Clorox Co.                                                $2,519,600
        Total Household & Personal Products                       $2,519,600
        Health Care Equipment & Services - 16.7 %
        Health Care Distributors - 4.1 %
22,000  Johnson & Johnson                                         $1,477,520
        Health Care Equipment - 10.5 %
51,000  Medtronic, Inc.                                           $2,598,450
28,800  Techne Corp. *                                             1,157,184
                                                                  $3,755,634
        Health Care Services - 2.1 %
14,828  Medco Health Solutions, Inc. *                            $  735,024
        Total Health Care Equipment & Services                    $5,968,178
        Diversified Financials - 17.4 %
        Asset Management & Custody Banks - 17.4 %
23,500  Northern Trust Corp.                                      $1,020,840
60,000  State Street Corp.                                         2,623,200
43,000  T. Rowe Price Associates, Inc.                             2,553,340
                                                                  $6,197,380
        Total Diversified Financials                              $6,197,380
        Software & Services - 12.8 %
        Application Software - 7.2 %
106,000 Microsoft Corp.                                           $2,562,020
        Data Processing & Outsourced Services - 5.6 %
51,000  First Data Corp.                                          $2,004,810
        Total Software & Services                                 $4,566,830
        Technology Hardware & Equipment - 1.0 %
        Computer Hardware - 0.6 %
10,000  Hewlett-Packard Co.                                       $  219,400
        Computer Storage & Peripherals - 0.4 %
10,000  EMC Corp. *                                               $  123,200
        Total Technology Hardware & Equipment                     $  342,600
        Semiconductors - 12.7 %
        Semiconductor Equipment - 1.9 %
41,600  Applied Materials, Inc. *                                 $  676,000
        Semiconductors - 10.8 %
118,000 Intel Corp.                                               $2,741,140
29,000  Linear Technology Corp.                                    1,110,990
                                                                  $3,852,130
        Total Semiconductors                                      $4,528,130
        TOTAL COMMON STOCKS
        (Cost   $14,200,473)                                      $35,328,792

        TOTAL INVESTMENTS IN SECURITIES - 99.0%                   $35,328,792
        (Cost $14,200,473) (a)
        OTHER ASSETS AND LIABILITIES - 1.0%                       $  353,283

        TOTAL NET ASSETS - 100.0%                                 $35,682,075

*       Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $14,200,473 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                 $21,128,319

        Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

        Net unrealized gain                                       $21,128,319


        The accompanying notes are an integral part of these financial statements.

         Pioneer Municipal Bond Fund
         Schedule of Investments  3/31/04 (unaudited)

Principal
Amount                                                                   Value

         MUNICIPAL BONDS - 98.6 %
         Alabama - 1.2%
470,000  Alabama State University Revenue, 5.25%, 3/1/28               $ 471,175
1,120,000Alabama State University Revenue, 5.25%, 3/1/28                1,232,94
3,855,000Jefferson County Alabama Sewer Revenue, 4.75%, 2/1/38          4,100,75
                                                                       $5,804,87
         Arizona - 1.1%
5,000,000Scottsdale Healthcare, 6.8% 12/1/31                           $5,338,20
                                                                       $5,338,20
         California - 21.7%
4,000,000California Health Facilities Financing Authority, 5.0%, 3/1/33$3,976,00
8,000,000California Infrastructure & Economic Development, 5.0%, 7/1/36 8,242,00
5,000,000California State, 5.0%, 11/1/30                                5,112,30
7,000,000California State, 5.0%, 2/1/32                                 7,118,37
10,020,00Golden State Tobacco Securitization Corp., CA, 5.5%, 6/1/43    10,578,6
10,000,00Los Angeles California Unified School District, 5.0%, 1/1/28   10,368,6
3,550,000Northern California Power Agency, 5.0%, 7/1/09                 3,756,22
11,995,00Pittsburg California Redevelopment Agency, 5.8%, 8/1/34        13,422,5
7,010,000San Joaquin County California, 4.75%, 11/15/19                 7,023,74
25,000,00San Joaquin Hills Transportation Corridor Agency, 5.0%, 1/1/33 22,192,2
3,165,000Southern California Public Power Project, 5.5%, 7/1/20         3,172,50
5,000,000University California Revenues, 5.0%, 5/15/28                  5,168,25
6,000,000University California Revenues, 5.0%, 5/15/33                  6,156,72
                                                                       $106,288,
         Colorado - 3.8%
6,445,000Colorado Springs Colorado Hospital Revenue, 6.375%, 12/15/30  $7,425,54
6,555,000Colorado Springs Colorado Hospital Revenue, 6.375%, 12/15/30   7,036,33
4,000,000University of Colorado Hospital Authority Revenue, 5.6%, 11/15/4,098,76
                                                                       $18,560,6
         Florida - 3.9%
8,000,000Escambia County Florida Health Facilities, 5.25%, 11/15/32    $8,308,56
2,750,000Florida State Mid-Bay Bridge Authority Revenue, 6.05%, 10/1/22 2,807,64
7,500,000Tallahassee Florida Health, 6.375%, 12/1/30                    7,763,85
                                                                       $18,880,0
         Iowa - 0.1%
250,000  Marshalltown Iowa Pollution Control, 5.5%, 11/1/23            $ 252,998
                                                                       $ 252,998
         Illinois - 8.0%
9,000,000Chicago Illinois, 5.5%, 1/1/35                                $9,681,03
2,000,000Chicago Illinois Sales Tax Revenue, 5.375%, 1/1/27             2,115,10
10,000,00Illinois Educational Facilities Authority, 6.25%, 5/1/30       10,610,8
10,000,00Metropolitan Pier & Exposition Authority Dedicated State Tax Re10,444,0
5,000,000Metropolitan Pier & Exposition Authority Dedicated State Tax Re6,456,00
                                                                       $39,306,9
         Indiana - 5.9%
19,000,00Indianapolis State Development Financing Authority, 5.6%, 12/1$19,703,0
6,450,000Indianapolis Indiana Utilities District, 4.0%, 6/1/11          6,589,83
2,500,000St. Joseph County Indiana Hospital Authority, 4.5%, 8/15/18    2,504,22
                                                                       $28,797,0
         Kentucky - 0.4%
2,000,000Kentucky Economic Development Financial Authority, 6.625%, 10/$2,177,08
                                                                       $2,177,08
         Massachusetts - 6.2%
4,250,000Massachusetts Bay Transportation Authority, 4.5%, 3/1/26      $4,154,03
20,000,00Massachusetts State Housing Financing Agency, 5.4%, 12/1/28    20,475,8
5,740,000Massachusetts State Housing Financing Agency, 6.2%, 7/1/38     5,950,37
                                                                       $30,580,2
         Maryland - 2.0%
3,400,000Baltimore Maryland Project Revenue, 5.0%, 7/1/24              $3,639,87
1,725,000Baltimore Maryland Project Revenue, 5.0%, 7/1/24               1,853,66
4,000,000Maryland State Health & Higher Educational Facilities, 6.75%, 74,473,84
                                                                       $9,967,37
         Michigan - 1.5%
5,000,000Michigan State Hospital Financing Authority, 5.5%, 11/15/26   $5,185,65
1,000,000North Muskegon Michigan Public Schools, 5.25%, 5/1/28          1,053,78
1,210,000North Muskegon Michigan Public Schools, 5.25%, 5/1/33          1,266,70
                                                                       $7,506,13
         Minnesota - 1.1%
5,000,000Minnesota Health Care, 5.75%, 11/15/32, 6.85%, 10/1/21         5,283,90
                                                                       $5,283,90
         Missouri - 0.6%
2,000,000Missouri State Health & Education Facilities, 4.75%, 11/15/37 $1,999,90
1,000,000Missouri State Health & Educational Facilities, 5.25%, 6/1/28  1,043,58
                                                                       $3,043,48
         Mississippi - 1.1%
5,500,000Harrison County Mississippi Wastewater, 4.75%, 2/1/27         $5,520,84
                                                                       $5,520,84
         Montana - 0.6%
2,785,000Forsyth Montana Pollution Control Revenue,  5.0%, 3/1/31      $2,853,34
                                                                       $2,853,34
         North Carolina - 2.8%
12,000,00North Carolina Eastern Municipal Power, 6.0%, 1/1/22          $13,703,4
                                                                       $13,703,4
         North Dakota - 0.7%
3,000,000Grand Forks North Dakota Health Care System, 7.125%, 8/15/24  $3,257,91
                                                                       $3,257,91
         New Jersey - 0.7%
3,735,000New Jersey Economic Development Authority, 4.375%, 9/1/29     $3,580,63
                                                                       $3,580,63
         New York - 4.8%
900,000  Long Island Power Authority New York  Electric Systems Revenue$ 948,168
3,820,000Metropolitan Transportation Authority New York, 4.75%, 4/1/28  4,080,60
5,250,000New York State Dormitory Authority Revenues, 5.25%, 5/15/15    6,529,74
5,500,000New York State Dormitory Authority Revenues, 5.5%, 5/15/11     5,955,84
1,425,000New York State Dormitory Authority Revenues, 5.5%, 5/15/11     1,674,78
2,975,000New York State Dormitory Authority Revenues, 7.5%, 5/15/13     3,364,27
1,000,000New York State Urban Development Corp., 5.125%, 7/1/21         1,050,66
                                                                       $23,604,0

         Ohio - 0.8%
4,000,000Cleveland-Cuyahoga County Ohio Port. Authority Revenue, 4.5%, $3,823,80
                                                                       $3,823,80
         Oklahoma - 1.4%
5,590,000McGee Creek Authority Water Revenue, 6.0%, 1/1/23             $6,618,39
                                                                       $6,618,39
         Pennsylvania - 2.1%
5,000,000Pennsylvania State Higher Education, 6.0%, 1/15/31             5,392,55
5,000,000Southeastern Pennsylvania Transportation Authority, 4.75%, 3/1$5,017,70
                                                                       $10,410,2
         Puerto Rico - 1.1%
5,000,000Puerto Rico Electric Power Authority, 5.125%, 7/1/29           5,167,75
                                                                       $5,167,75
         South Carolina - 6.7%
1,000,000Dorchester South Carolina County School District, 5.25%, 12/1/$1,026,62
7,000,000Greenville South Carolina County School District, 5.5%, 12/1/287,479,71
15,000,00Piedmont Municipal Power Agency, 5.25%, 1/1/21                 15,020,8
7,500,000South Carolina Jobs Economic Development Authority, 7.375%, 12/9,103,80
                                                                       $32,630,9
         Texas - 6.8%
10,000,00Austin Texas Utility System Revenue, 12.5%, 11/15/07          $12,329,6
3,000,000Houston Texas Independent School District, 4.75%, 2/15/22      3,030,48
13,300,00Hurst Euless Bedford Texas, 4.5%, 8/15/25                      12,902,1
10,000   Lower Colorado River Authority Texas Revenue, 5.625%, 1/1/17     11,361
5,000,000San Antonio Texas Electricity and Gas Revenue, Series A, 4.5%, 4,994,10
                                                                       $33,267,7
         Virginia - 2.4%
2,500,000Loudoun County Virginia Sanitation Authority, 4.75%, 1/1/30   $2,511,07
3,500,000Virginia State Public School Authority, 4.75%, 8/1/26          3,656,52
3,085,000Virginia State Public School Authority, 4.75%, 8/1/27          3,117,26
2,235,000Virginia State Public School Authority, 5.0%, 8/1/20           2,258,37
                                                                       $11,543,2
         Washington - 5.8%
700,000  CDP-King County III Washington Lease Revenue, 5.25%, 6/1/26   $ 729,638
2,200,000Douglas County Washington Public Utilities, 8.75%, 9/1/18      2,509,69
5,055,000Douglas County Washington Public Utilities, 8.75%, 9/1/18      5,738,23
2,500,000King County Washington Housing Authority, 6.8%, 3/1/26         2,552,27
3,066,000Seattle Washington Housing Authority, 6.6%, 8/20/38            3,183,33
6,290,000Vancouver Washington Housing Authority, 5.65%, 3/1/31          5,986,13
7,750,000Washington State, 4.5%, 7/1/23                                 7,663,89
                                                                       $28,363,2
         West Virginia - 3.5%
12,055,00West Virginia State Hospital Financing Authority, 6.75%, 9/1/3$14,100,3
2,945,000West Virginia State Hospital Financing Authority, 6.75%, 9/1/303,212,67
                                                                       $17,313,0
         TOTAL MUNICIPAL BONDS
         (Cost   $436,162,685)                                         $483,445,

         TOTAL INVESTMENTS IN SECURITIES - 98.6%
         (Cost   $436,162,685) (a)                                     $483,445,

         OTHER ASSETS AND LIABILITIES - 1.4%                           $6,795,71

         TOTAL NET ASSETS - 100.0%                                     $490,241,

NR       Not rated.

(a) At December 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $432,555,243 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                     $51,039,0

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                      (148,718

         Net unrealized gain                                           $50,890,3

         Pioneer Papp Small & Mid Cap Growth Fund
         Schedule of Investments  3/31/05 (unaudited)

Shares                                                           Value
         COMMON STOCKS - 98.6 %
         Materials - 1.7 %
         Specialty Chemicals - 1.7 %
16,000   Sigma-Aldrich Corp.                                  $   980,000
         Total Materials                                      $   980,000
         Capital Goods - 4.6 %
         Building Products - 2.5 %
46,000   Simpson Manufacturing Co., Inc. *                    $ 1,421,400
         Electrical Component & Equipment - 2.1 %
51,100   Molex, Inc.                                          $ 1,205,960
         Total Capital Goods                                  $ 2,627,360
         Commercial Services & Supplies - 7.6 %
         Diversified Commercial Services - 7.6 %
13,500   Apollo Group, Inc. *                                 $   999,810
28,000   ChoicePoint, Inc. *                                    1,123,080
31,000   Cintas Corp.                                           1,280,610
50,000   DeVry, Inc. *                                            946,000
                                                              $ 4,349,500
         Total Commercial Services & Supplies                 $ 4,349,500
         Transportation - 2.7 %
         Air Freight & Couriers - 2.7 %
29,000   Expeditors International of Washington, Inc.         $ 1,552,950
         Total Transportation                                 $ 1,552,950
         Consumer Durables & Apparel - 2.7 %
         Leisure Products - 2.7 %
22,000   Polaris Industries, Inc.                             $ 1,545,060
         Total Consumer Durables & Apparel                    $ 1,545,060
         Hotels, Restaurants & Leisure - 2.1 %
         Restaurants - 2.1 %
33,350   Brinker International, Inc. *                        $ 1,207,937
         Total Hotels, Restaurants & Leisure                  $ 1,207,937
         Media - 6.7 %
         Advertising - 5.9 %
62,050   Harte -Hanks, Inc.                                   $ 1,710,098
28,500   WPP Group Plc (A.D.R.)                                 1,616,805
                                                              $ 3,326,903
         Broadcasting & Cable Television - 0.8 %
28,250   Saga Communications, Inc.*                           $   454,825
         Total Media                                          $ 3,781,728
         Retailing - 4.9 %
         General Merchandise Stores - 2.1 %
39,000   Family Dollar Stores, Inc.                           $ 1,184,040
         Specialty Stores - 2.8 %
32,000   O'Reilly Automotive, Inc. *                          $ 1,584,960
         Total Retailing                                      $ 2,769,000
         Household & Personal Products - 5.3 %
         Household Products - 2.5 %
22,600   Clorox Co.                                           $ 1,423,574
         Personal Products - 2.8 %
33,500   Alberto-Culver Co. (Class B)                         $ 1,603,310
         Total Household & Personal Products                  $ 3,026,884
         Health Care Equipment & Services - 25.4 %
         Health Care Distributors - 3.0 %
34,000   Patterson Co. *                                      $ 1,698,300
         Health Care Equipment - 15.7 %
24,000   C. R. Bard, Inc.                                     $ 1,633,920
28,700   Dentsply International, Inc.                           1,561,567
55,000   Molecular Devices Corp. *                              1,045,000
25,000   ResMed, Inc. *                                         1,410,000
31,800   Stryker Corp.                                          1,418,598
46,000   Techne Corp. *                                         1,848,280
                                                              $ 8,917,365
         Health Care Services - 6.7 %
16,000   Express Scripts, Inc. *                              $ 1,395,040
19,700   Medco Health Solutions, Inc. *                           976,529
60,000   IMS Health, Inc.                                       1,463,400
                                                              $ 3,834,969
         Total Health Care Equipment & Services               $14,450,634
         Banks - 2.6 %
         Regional Banks - 2.6 %
37,500   UCBH Holdings, Inc.                                  $ 1,496,250
         Total Banks                                          $ 1,496,250
         Diversified Financials - 8.4 %
         Asset Management & Custody Banks - 8.4 %
58,500   Federated Investors, Inc.                            $ 1,656,135
34,000   Investors Financial Services Corp.                     1,662,940
25,000   T. Rowe Price Associates, Inc.                         1,484,500
                                                              $ 4,803,575
         Total Diversified Financials                         $ 4,803,575
         Software & Services - 9.7 %
         Data Processing & Outsourced Services - 8.5 %
27,800   DST Systems, Inc. *                                  $ 1,283,804
41,000   Fiserv, Inc. *                                         1,631,800
56,000   SunGard Data Systems, Inc. *                           1,932,000
                                                              $ 4,847,604
         It Consulting & Other Services - 1.1 %
45,700   Forrester Research, Inc. *                           $   643,456
         Total Software & Services                            $ 5,491,060
         Technology Hardware & Equipment - 5.8 %
         Communications Equipment - 0.9 %
13,000   Plantronics, Inc.                                    $   495,040
         Electronic Equipment & Instruments - 3.7 %
28,000   Mettler-Toledo International, Inc. *                 $ 1,330,000
22,000   Waters Corp. *                                           787,380
                                                              $ 2,117,380
         Electronic Manufacture Services - 1.2 %
24,750   National Instruments Corp.                           $   669,488
         Total Technology Hardware & Equipment                $ 3,281,908
         Semiconductors - 8.3 %
         Semiconductor Equipment - 2.7 %
21,000   KLA-Tencor Corp. *                                   $   966,210
21,000   Novellus Systems, Inc. *                                 561,330
                                                              $ 1,527,540
         Semiconductors - 5.6 %
34,000   Linear Technology Corp.                              $ 1,302,540
53,000   Microchip Technology                                   1,378,530
29,000   Semtech Corp *                                           518,230
                                                              $ 3,199,300
         Total Semiconductors                                 $ 4,726,840
         TOTAL COMMON STOCKS
         (Cost   $47,487,928)                                 $56,090,686

         TOTAL INVESTMENTS IN SECURITIES - 98.6%              $56,090,686
         (Cost $47,487,928) (a)
         OTHER ASSETS AND LIABILITIES - 1.4%                  $   773,654

         TOTAL NET ASSETS - 100.0%                            $56,864,340

(A.D.R.) American Depositary Receipt
*        Non-Income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $47,487,928 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $9,085,812

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value              (483,054)

         Net unrealized gain                                  $8,602,758

          Pioneer Tax Free Money Market Fund
          Schedule of Investments  3/31/05 (unaudited)
Shares                                                                   Value
          MUNlCIPAL BONDS - 97.3 %
          Government - 97.3 %
          Municipal  Development - 13.7 %
1,835,000 Alaska Industrial Development and Export Authority, Floating$1,835,000
910,000   Illinois Development Finance Authority, Floating Rate, 6/1/17  910,000
290,000   Montgomery County Maryland Industrial Development, Floating R  290,000
940,000   Montgomery County Texas Industrial Development Corp., Floatin  940,000
800,000   Pima County Arizona Industrial Development Authority, Floatin  800,000
                                                                      $4,775,000
          Municipal  Facilities - 15.0 %
1,000,000 Castle Rock Colorado Metropolitan District #7, Floating Rate$1,000,000
1,000,000 Cherry Creek Colorado South Metropolitan District #1, Floatin1,000,000
700,000   Holland Creek Metropolitan District Colorado, Floating Rate,   700,000
1,500,000 Richland Washington Golf Enterprise Revenue, Floating Rate, 11,500,000
1,000,000 Wildgrass Metropolitan District Colorado, Floating Rate, 12/11,000,000
                                                                      $5,200,000
          Municipal  General - 17.3 %
2,500,000 ABN Amro Munitops, Floating Rate, 2/6/08                    $2,500,000
1,000,000 Commerce City Colorado Northern, Floating Rate, 12/1/31      1,000,000
1,500,000 NBC Metropolitan District Colorado, Floating Rate, 12/1/30   1,500,000
1,000,000 New York State Local Government Assistance Corp., Floating Ra1,000,000
                                                                      $6,000,000
          Municipal Housing - 4.6 %
885,000   Alaska State Housing Finance Corp., Series B, Floating Rate,$  885,000
730,000   Washington State Housing Finance, Floating Rate, 7/1/11        730,000
                                                                      $1,615,000
          Municipal Medical - 9.5 %
1,605,000 Maryland State Health and Higher Educational Facilities Auth$1,605,000
1,700,000 Wisconsin State Health and Educational Facilities Authority, 1,700,000
                                                                      $3,305,000
          Municipal Multi-Family Housing - 10.9 %
2,000,000 Alaska State Housing Finance Corp., Series B, Floating Rate,$2,000,000
1,800,000 Louisiana Public Facilities Authority Revenue, Floating Rate,1,800,000
                                                                      $3,800,000
          Municipal Pollution - 19.6 %
1,000,000 Apache County Arizona Industrial Development Authority, Floa$1,000,000
1,000,000 Burke County Georgia Development Authority Pollution Control 1,000,000
2,780,000 Clark County KY Pollution Control Revenue, Floating Rate, 10/2,780,000
2,035,000 Sabine River Industrial Development Authority Texas, Floating2,035,000
                                                                      $6,815,000
          Municipal Transportation - 4.9 %
1,700,000 Jackson-Union Counties Illinois Regulation, Floating Rate, 4$1,700,000

          Municipal Water - 1.7 %
600,000   Oklahoma State Water Resource, Floating Rate, 10/1/34       $  600,000
          Total Government                                            $33,810,00
          TOTAL MUNICIPAL BONDS                                       $33,810,00
          (Cost   $33,810,000)
          TOTAL INVESTMENT IN SECURITIES - 97.3%                     $33,810,000
          (Cost   $33,810,000) (a)
          OTHER ASSETS AND LIABILITIES - 2.7%                         $ 952,141

          TOTAL NET ASSETS - 100.0%                                  $34,762,141

     At March 31, 2005, the cost for federal income tax purposes was $33,810,000





ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.